SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Estimated Useful Lives Of Assets [Table Text Block]
Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Plant and building	20-40 years
Machinery and equipment	10-15 years
Furniture and office equipment	5-8 years
Motor vehicles	5-10 years
Leasehold improvements	Shorter of the useful lives or the lease term

Schedule of Goodwill [Table Text Block]	The movement for goodwill is as follow:
	September 30,
	2013	2014	2015
	RMB	RMB	RMB

Balance at beginning of year	11,973	11,973	11,973
Additions	-	-	-
Written off	-	-	-

	11,973	11,973	11,973

Estimated Useful Lives Of Intangible Assets [Table Text Block]
Amortization is calculated on a straight-line basis over the following estimated useful lives for the main acquired intangible assets:

Technology rights for licensed seeds	3-20 years
Distribution network	6-14 years
Trademark	Indefinite